PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.0% of Net Assets
	ABS Car Loan – 3.1%
$80,457	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.920%, 11/15/2022	$80,627
395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	396,422
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	853,457
1,710,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,733,145
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,861,109
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,992,484
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,793,212
382,373	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	383,961
623,494	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	625,374
595,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	599,526
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	477,545
849,281	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	857,953
1,076,182	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	1,088,601
1,170,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,185,134
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	507,088
131,381	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	133,059
410,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	415,725
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	593,409
1,805,000	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,827,981
1,354,080	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	1,363,450
630,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	631,047
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	780,186
546,423	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.980%, 12/15/2022	546,826
714,593	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	724,005
450,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	456,293

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$670,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	$680,270
5,834	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.850%, 5/10/2022, 144A	5,835
1,609,733	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	1,614,585
514,312	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	520,352

		32,728,661

	ABS Home Equity – 0.0%
173,737	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	174,119

	ABS Other – 0.8%
925,177	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	929,923
430,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	434,718
389,815	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	406,092
2,250,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	2,252,677
805,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	820,547
763,901	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	776,965
1,292,943	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	1,298,089
1,447,522	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,504,994

		8,424,005

	ABS Student Loan – 0.6%
3,064,950	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	3,123,046
945,920	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	955,237
2,620,000	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	2,626,676
36,756	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.042%, 1/25/2039, 144A(a)	36,899

		6,741,858

	Agency Commercial Mortgage-Backed Securities – 30.0%
6,343,656	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	6,741,352
876,192	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.028%, 11/25/2022(a)	877,377
170,499	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	171,413
4,488,418	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.552%, 1/25/2027(a)	4,545,062

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$7,599,563	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.540%, 1/25/2027(a)	$7,648,065
13,589,087	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.786%, 2/25/2027(a)	13,726,404
17,873,132	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.910%, 2/25/2027(a)	17,843,212
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.886%, 3/25/2030(a)	31,478,642
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.010%, 3/25/2030(a)	31,786,604
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.736%, 8/25/2029(a)	8,527,810
13,170,141	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,364,065
5,974,690	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.190%, 1/25/2028(a)	5,963,411
1,030,202	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	1,030,045
5,753,433	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	5,793,575
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	8,359,020
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	8,292,121
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,023,528
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,856,421
1,212,082	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	1,228,482
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,323,465
216,610	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 0.416%, 11/25/2021(a)	216,644
445,689	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.736%, 1/25/2023(a)	446,151
2,577,992	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.476%, 10/25/2025(a)	2,586,854
11,870,508	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.586%, 10/25/2026(a)	11,953,668
4,723,134	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.556%, 5/25/2030(a)	4,765,158
4,358,320	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.590%, 5/25/2030(a)	4,387,550
8,635,171	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.526%, 6/25/2030(a)	8,677,649
4,851,770	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.520%, 6/25/2030(a)	4,880,751
3,168,118	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.446%, 6/25/2027(a)	3,189,002
2,376,088	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.410%, 6/25/2027(a)	2,384,057

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$1,727,096	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.386%, 7/25/2030(a)	$1,732,077
1,452,954	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.330%, 7/25/2030(a)	1,461,798
1,773,489	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.386%, 8/25/2030(a)	1,770,868
4,727,710	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.340%, 8/25/2030(a)	4,760,412
2,554,193	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.376%, 8/25/2027(a)	2,558,091
2,280,821	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.330%, 8/25/2027(a)	2,291,372
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,325,562
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,265,559
854,192	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	863,581
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.426%, 4/25/2030(a)	2,856,802
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.380%, 4/25/2030(a)	3,168,043
2,253,401	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.476%, 10/25/2045(a)	2,259,447
5,200,000	FNMA, 3.580%, 1/01/2026	5,737,293
20,600,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-107, Class AS, 30-day Average SOFR + 0.250%, 0.268%, 3/25/2028(a)	20,600,000
1,544,364	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.366%, 10/25/2027(a)	1,547,129
1,854,236	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.320%, 10/25/2027(a)	1,859,899
5,185,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.260%, 12/25/2030(a)	5,185,000
3,674,617	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 0.219%, 8/25/2024(a)	3,674,588
108,967	Government National Mortgage Association, Series 2003-72, Class Z, 5.296%, 11/16/2045(b)	118,984

		313,104,063

	Collateralized Mortgage Obligations – 15.0%
11,376	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 1.050%, 5/15/2023(a)(c)(d)	11,180
9,635	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 0.990%, 8/15/2023(a)(c)(d)	9,424
79,405	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	87,639
644,030	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	733,307

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$905,767	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$1,032,681
445,607	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	496,467
792,159	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.752%, 6/15/2048(b)(e)	849,409
820,794	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.823%, 12/15/2036(b)(e)	873,517
209,131	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.173%, 6/15/2043(b)(c)(d)	216,773
768,230	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	878,793
2,753,084	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.642%, 6/25/2042(a)	2,793,438
4,416,839	Federal National Mortgage Association, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.602%, 8/25/2042(a)	4,478,164
4,706	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT - 0.050%, 1.190%, 9/25/2022(a)(c)(d)	4,648
12,137	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 1.140%, 4/25/2024(a)(c)(d)	11,845
6,406	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.175%, 8/25/2042(b)(c)(d)	6,863
166,300	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	172,408
433,492	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.152%, 7/25/2037(a)	425,806
798,820	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.471%, 8/25/2038(b)	836,754
1,756,670	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.542%, 6/25/2042(a)	1,775,000
3,068,696	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.092%, 7/25/2043(a)	2,997,663
5,215,313	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.492%, 2/25/2045(a)	5,250,750
8,535,700	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.610%, 6/25/2050(a)	8,633,732
6,323	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.701%, 3/25/2044(b)(c)(d)	7,280
359,197	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.316%, 10/25/2044(a)(c)(d)	367,040
3,218,522	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.857%, 2/20/2067(a)	3,257,672
3,291,287	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.500%, 8/20/2069(a)	3,288,538
4,950,192	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.707%, 1/20/2070(a)	5,014,050
1,357,851	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.293%, 2/20/2035(a)	1,356,934
996,074	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.613%, 10/20/2037(a)	1,002,462
403,737	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.243%, 11/20/2059(a)(c)(d)	404,878
928,098	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.437%, 10/20/2060(a)	929,195

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$766,931	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.457%, 10/20/2060(a)	$768,276
432,498	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.487%, 12/20/2060(a)	433,593
47,238	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.657%, 9/20/2061(a)	47,519
596,022	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.557%, 2/20/2061(a)	598,377
42,130	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.707%, 2/20/2061(a)	42,389
32,202	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	33,801
32,268	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)(d)	31,625
2,942,846	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.343%, 9/20/2038(a)	2,947,021
458	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.557%, 5/20/2062(a)(c)(d)	455
535,340	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.627%, 8/20/2062(a)	538,158
1,664,814	Government National Mortgage Association, Series 2012-H20, Class PT, 0.908%, 7/20/2062(b)	1,662,100
122,947	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.607%, 10/20/2062(a)(c)(d)	122,474
42,672	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.607%, 12/20/2062(a)(c)(d)	42,483
1,853,536	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.457%, 3/20/2063(a)	1,856,090
1,507,390	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.507%, 3/20/2063(a)	1,511,303
246,415	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.577%, 5/20/2063(a)	247,362
5,850,744	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.700%, 4/20/2063(a)	5,828,395
4,077,981	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.610%, 7/20/2064(a)	4,105,276
3,131,853	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.607%, 7/20/2064(a)	3,155,385
2,402,643	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.577%, 2/20/2065(a)	2,416,045
21,520	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.407%, 4/20/2061(a)(c)(d)	21,419
20,077	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	20,151
292,911	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.587%, 4/20/2065(a)	294,871
4,608,896	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,732,805
5,212	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.357%, 4/20/2065(a)(c)(d)	5,158
3,002,743	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.337%, 5/20/2065(a)	2,999,778
125,408	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.407%, 7/20/2065(a)(c)(d)	124,823

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$5,662	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.807%, 10/20/2065(a)(c)(d)	$5,643
6,606	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.787%, 8/20/2061(a)(c)(d)	6,624
4,504,328	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.027%, 2/20/2066(a)	4,591,526
20,935	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.707%, 4/20/2066(a)(c)(d)	20,730
29,733	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.507%, 9/20/2063(a)(c)(d)	29,439
1,395,255	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.657%, 9/20/2066(a)	1,405,654
91,721	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.307%, 10/20/2064(a)	91,674
6,377,832	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.718%, 6/20/2068(a)	6,313,082
147,878	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.457%, 9/20/2068(a)	147,584
8,993,579	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.527%, 9/20/2068(a)	9,052,194
8,759,688	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	9,420,673
2,857,615	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.486%, 4/20/2048(a)	2,871,109
5,262,382	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.536%, 5/20/2046(a)	5,246,879
5,402,884	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.607%, 6/20/2069(a)	5,449,897
11,173,405	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.743%, 4/20/2070(a)	11,234,926
12,195,266	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.493%, 5/20/2070(a)	12,083,593
5,503,969	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(a)	5,501,547

		156,264,216

	Hybrid ARMs – 3.1%
305,063	FHLMC, 6-month LIBOR + 1.711%, 1.961%, 6/01/2037(a)	305,303
179,807	FHLMC, 12-month LIBOR + 1.753%, 2.052%, 3/01/2038(a)	181,962
205,261	FHLMC, 1-year CMT + 1.941%, 2.065%, 9/01/2038(a)	206,246
177,067	FHLMC, 12-month LIBOR + 1.733%, 2.106%, 4/01/2037(a)	184,946
1,072,298	FHLMC, 12-month LIBOR + 1.894%, 2.147%, 9/01/2041(a)	1,133,705
156,054	FHLMC, 12-month LIBOR + 1.829%, 2.186%, 11/01/2038(a)	158,524
53,717	FHLMC, 12-month LIBOR + 1.742%, 2.246%, 12/01/2037(a)	54,107
476,076	FHLMC, 12-month LIBOR + 1.899%, 2.274%, 4/01/2037(a)	479,856

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$118,482	FHLMC, 12-month LIBOR + 1.662%, 2.285%, 11/01/2038(a)	$119,425
399,798	FHLMC, 1-year CMT + 2.165%, 2.290%, 4/01/2036(a)	400,391
2,394,879	FHLMC, 12-month LIBOR + 1.842%, 2.355%, 1/01/2046(a)	2,486,342
114,774	FHLMC, 1-year CMT + 2.209%, 2.367%, 9/01/2038(a)	115,411
525,522	FHLMC, 12-month LIBOR + 1.764%, 2.373%, 9/01/2035(a)	548,748
394,849	FHLMC, 1-year CMT + 2.245%, 2.374%, 3/01/2036(a)	421,636
128,861	FHLMC, 1-year CMT + 2.250%, 2.375%, 2/01/2035(a)	137,394
1,021,090	FHLMC, 1-year CMT + 2.255%, 2.395%, 2/01/2036(a)	1,085,074
536,890	FHLMC, 1-year CMT + 2.285%, 2.410%, 2/01/2036(a)	567,642
1,774,650	FHLMC, 1-year CMT + 2.249%, 2.466%, 3/01/2037(a)	1,887,172
367,352	FHLMC, 1-year CMT + 2.247%, 2.521%, 9/01/2038(a)	390,513
51,237	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(a)	51,589
513,863	FHLMC, 1-year CMT + 2.220%, 2.595%, 7/01/2033(a)	516,830
179,631	FHLMC, 12-month LIBOR + 1.935%, 2.631%, 12/01/2034(a)	181,926
22,316	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(a)	22,821
413,304	FNMA, 6-month LIBOR + 1.546%, 1.796%, 7/01/2035(a)	429,407
201,499	FNMA, 12-month LIBOR + 1.587%, 1.928%, 4/01/2037(a)	203,272
1,085,015	FNMA, 12-month LIBOR + 1.588%, 2.096%, 4/01/2037(a)	1,141,529
644,293	FNMA, 12-month LIBOR + 1.579%, 2.098%, 7/01/2035(a)	670,022
44,675	FNMA, 12-month LIBOR + 1.754%, 2.129%, 1/01/2037(a)	45,364
379,888	FNMA, 12-month LIBOR + 1.760%, 2.135%, 2/01/2037(a)	384,596
213,582	FNMA, 12-month LIBOR + 1.609%, 2.150%, 10/01/2033(a)	222,065
905,261	FNMA, 12-month LIBOR + 1.783%, 2.158%, 3/01/2037(a)	959,504
133,403	FNMA, 12-month LIBOR + 1.800%, 2.175%, 3/01/2034(a)	140,924
120,425	FNMA, 12-month LIBOR + 1.800%, 2.175%, 12/01/2041(a)	121,272
986,205	FNMA, 12-month LIBOR + 1.820%, 2.195%, 2/01/2047(a)	1,058,784
180,874	FNMA, 12-month LIBOR + 1.671%, 2.224%, 11/01/2036(a)	190,770

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$97,015	FNMA, 1-year CMT + 2.141%, 2.266%, 4/01/2033(a)	$97,241
115,946	FNMA, 12-month LIBOR + 1.479%, 2.271%, 8/01/2035(a)	115,967
591,110	FNMA, 12-month LIBOR + 1.597%, 2.274%, 9/01/2037(a)	615,457
140,077	FNMA, 12-month LIBOR + 1.731%, 2.275%, 11/01/2035(a)	148,033
930,545	FNMA, 12-month LIBOR + 1.733%, 2.298%, 9/01/2037(a)	984,872
1,196,426	FNMA, 12-month LIBOR + 1.800%, 2.300%, 10/01/2041(a)	1,262,549
403,256	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	419,209
341,159	FNMA, 1-year CMT + 2.128%, 2.316%, 6/01/2036(a)	353,162
239,980	FNMA, 1-year CMT + 2.207%, 2.344%, 4/01/2034(a)	241,713
231,309	FNMA, 1-year CMT + 2.147%, 2.361%, 9/01/2034(a)	245,193
185,136	FNMA, 1-year CMT + 2.185%, 2.362%, 12/01/2034(a)	185,710
1,278,133	FNMA, 1-year CMT + 2.223%, 2.380%, 4/01/2034(a)	1,355,800
1,081,668	FNMA, 1-year CMT + 2.168%, 2.396%, 12/01/2040(a)	1,144,250
67,649	FNMA, 12-month LIBOR + 1.802%, 2.421%, 7/01/2041(a)	67,972
1,215,235	FNMA, 1-year CMT + 2.174%, 2.429%, 11/01/2033(a)	1,285,975
456,068	FNMA, 6-month LIBOR + 2.193%, 2.443%, 7/01/2037(a)	480,731
2,292,442	FNMA, 1-year CMT + 2.212%, 2.447%, 10/01/2034(a)	2,429,271
479,065	FNMA, 12-month LIBOR + 1.703%, 2.453%, 8/01/2034(a)	484,938
219,825	FNMA, 1-year CMT + 2.287%, 2.462%, 10/01/2033(a)	221,542
70,944	FNMA, 1-year CMT + 2.145%, 2.465%, 9/01/2036(a)	72,321
340,530	FNMA, 1-year CMT + 2.223%, 2.499%, 8/01/2035(a)	342,100
231,793	FNMA, 12-month LIBOR + 1.639%, 2.582%, 8/01/2038(a)	234,022
160,182	FNMA, 1-year CMT + 2.480%, 2.605%, 5/01/2035(a)	170,059
382,103	FNMA, 1-year CMT + 2.287%, 2.630%, 6/01/2033(a)	381,560
385,743	FNMA, 12-month LIBOR + 1.637%, 2.637%, 7/01/2038(a)	391,430
634,342	FNMA, 1-year CMT + 2.274%, 2.649%, 6/01/2037(a)	677,342
161,576	FNMA, 1-year CMT + 2.500%, 2.682%, 8/01/2036(a)	173,839

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$155,066	FNMA, 12-month LIBOR + 2.473%, 2.723%, 6/01/2035(a)	$157,076
59,476	FNMA, 1-year CMT + 2.440%, 2.815%, 8/01/2033(a)	59,852

		32,004,258

	Mortgage Related – 2.0%
28,491	FHLMC, 3.000%, 10/01/2026	29,989
202,130	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	219,296
83,623	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	88,216
18,341	FHLMC, 5.500%, 10/01/2023	18,866
156,614	FHLMC, 6.500%, 12/01/2034	179,393
74	FHLMC, 7.500%, 6/01/2026	80
86,433	FNMA, 3.000%, 3/01/2042	92,538
815,266	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	929,543
347,103	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	381,737
102,892	FNMA, 6.000%, with various maturities in 2022(f)	105,020
150,146	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	169,245
42,350	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	46,147
1,809,033	GNMA, 1-month LIBOR + 1.749%, 1.863%, 2/20/2061(a)	1,903,719
1,501,991	GNMA, 1-month LIBOR + 1.890%, 1.997%, 2/20/2063(a)	1,569,955
1,585,217	GNMA, 1-month LIBOR + 2.173%, 2.280%, 3/20/2063(a)	1,652,831
697,112	GNMA, 1-month LIBOR + 2.247%, 2.354%, 6/20/2065(a)	758,721
683,428	GNMA, 1-month LIBOR + 2.249%, 2.361%, 5/20/2065(a)	739,515
848,310	GNMA, 1-month LIBOR + 2.348%, 2.456%, 2/20/2063(a)	893,962
47,989	GNMA, 3.640%, 3/20/2063(b)	48,263
32,615	GNMA, 3.677%, 2/20/2063(b)	33,070
54,375	GNMA, 4.004%, 12/20/2062(b)	57,051
136,945	GNMA, 4.036%, 6/20/2063(b)	141,965
23,936	GNMA, 4.140%, 12/20/2061(b)	25,857

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$84,685	GNMA, 4.284%, 4/20/2063(b)	$88,880
13,762	GNMA, 4.327%, 8/20/2061(b)	15,127
2,798,867	GNMA, 4.434%, 10/20/2065(b)	3,104,597
271,090	GNMA, 4.528%, 7/20/2063(b)	292,451
5,028	GNMA, 4.597%, 8/20/2062(b)	5,485
1,561,364	GNMA, 4.600%, 2/20/2066(b)	1,695,408
8,287	GNMA, 4.608%, 2/20/2062(b)	8,558
1,811,693	GNMA, 4.613%, 3/20/2064(b)	1,937,033
258,684	GNMA, 4.627%, 1/20/2064(b)	277,479
25,714	GNMA, 4.630%, with various maturities from 2061 to 2062(b)(f)	25,957
1,748,541	GNMA, 4.670%, 11/20/2063(b)	1,877,538
944,439	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	1,002,412
2,731	GNMA, 4.926%, 4/20/2061(b)	2,873
7,817	GNMA, 6.000%, 12/15/2031	9,158
31,260	GNMA, 6.500%, 5/15/2031	36,573
34,135	GNMA, 7.000%, 10/15/2028	37,588

		20,502,096

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,678,612
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.213%, 10/15/2037, 144A(a)	3,931,416
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,306,919
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,600,145
3,953,148	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,193,893
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.220%, 4/15/2026, 144A(a)	2,579,797
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,367,318
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,071,603
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.543%, 11/15/2027, 144A(a)	2,382,859

		21,112,562

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – 38.4%
$15,870,000	U.S. Treasury Note, 0.125%, 6/30/2022	$15,873,720
27,410,000	U.S. Treasury Note, 0.125%, 6/30/2023	27,344,687
18,650,000	U.S. Treasury Note, 0.250%, 6/30/2025	18,319,254
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	13,562,119
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,794,815
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	13,301,545
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	46,915,552
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	7,124,353
56,000,000	U.S. Treasury Note, 0.375%, 12/31/2025	54,939,063
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	24,190,336
4,600,000	U.S. Treasury Note, 0.500%, 3/31/2025	4,577,180
11,585,000	U.S. Treasury Note, 0.500%, 2/28/2026	11,409,415
25,725,000	U.S. Treasury Note, 0.750%, 3/31/2026	25,609,438
12,885,000	U.S. Treasury Note, 0.875%, 6/30/2026	12,878,960
7,030,000	U.S. Treasury Note, 1.250%, 7/31/2023	7,173,895
11,470,000	U.S. Treasury Note, 2.000%, 2/15/2025	12,043,500
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,250,215
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,529,310
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	71,529,000
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,822,951

		401,189,308

	Total Bonds and Notes (Identified Cost $985,560,251)	992,245,146

Principal Amount	Description	Value (†)
Short-Term Investments – 4.9%
$12,477,827	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $12,477,827 on 7/01/2021 collateralized by $9,334,300 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $12,727,467 including accrued interest(g)	$12,477,827
23,195,000	U.S. Treasury Bills, 0.025%-0.040%, 7/06/2021(h)(i)	23,194,883
15,260,000	U.S. Treasury Bills, 0.040%, 7/13/2021(h)	15,259,797
	Total Short-Term Investments (Identified Cost $50,932,508)	50,932,507

	Total Investments – 99.9% (Identified Cost $1,036,492,759)	1,043,177,653
	Other assets less liabilities – 0.1%	824,249

	Net Assets – 100.0%	$1,044,001,902

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2021 is disclosed.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.

(d)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $3,140,063 or 0.3% of net assets.

(e)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(i)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $44,886,117 or 4.3% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

CMT	Constant Maturity Treasury

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

MTA	Monthly Treasury Average Interest

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$153,124,153	$3,140,063	(a)	$156,264,216
All Other Bonds and Notes*	—	835,980,930	—		835,980,930

Total Bonds and Notes	—	989,105,083	3,140,063		992,245,146

Short-Term Investments	—	50,932,507	—		50,932,507

Total	$—	$1,040,037,590	$3,140,063		$1,043,177,653

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$2,501,798	$—	$(36,840)	$(36,090)	$374	$(1,884,236)	$2,595,057	$—	$3,140,063	$(47,957)

Debt securities valued at $2,595,057 were transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	38.4%
Agency Commercial Mortgage-Backed Securities	30.0
Collateralized Mortgage Obligations	15.0
ABS Car Loan	3.1
Hybrid ARMs	3.1
Non-Agency Commercial Mortgage-Backed Securities	2.0
Mortgage Related	2.0
Other Investments, less than 2% each	1.4
Short-Term Investments	4.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%